Non-controlling interests - Summary of Effect of Changes in Ownership Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Balance	$ 168,556	[1]	$ 170,226
Total comprehensive income/(loss) attributable to non-controlling interests	1,380		17,880	[2]	$ 11,609	[2]
Step acquisition	2,434
Capital contribution from non-controlling interest	(13,875)
Non-controlling interest arising on purchase of asset	50,453
Acquisition of non-controlling interest	(6,901)		965
Dividends paid to non-controlling interests	(23,016)		(20,515)
Other	2,977
Balance	182,008		168,556	[1]	170,226
Curiosity China
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Balance	519		409
Total comprehensive income/(loss) attributable to non-controlling interests	(1,657)		110
Balance	$ (1,138)		519		409
% of non-controlling interests	19.00%
Farfetch International Limited
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Balance	$ (2,187)		1,225
Total comprehensive income/(loss) attributable to non-controlling interests	(548)		(3,412)
Balance	$ (2,735)		(2,187)		1,225
% of non-controlling interests	20.00%
New Guards
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Balance	$ 170,224		168,592
Total comprehensive income/(loss) attributable to non-controlling interests	16,220		21,182
Step acquisition	2,434
Non-controlling interest arising on purchase of asset	50,453
Acquisition of non-controlling interest	(6,901)		965
Dividends paid to non-controlling interests	(23,016)		(20,515)
Other	2,977
Balance	$ 212,391		$ 170,224		$ 168,592
% of non-controlling interests	23.00%
Farfetch China Holdings Ltd
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Total comprehensive income/(loss) attributable to non-controlling interests	$ (12,635)
Capital contribution from non-controlling interest	(13,875)
Balance	$ (26,510)
% of non-controlling interests	22.00%

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.
[2]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.